Financial and capital risk management (Details 5) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 107	$ (83)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	107
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(189)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(485)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	107
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	74
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	38
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	107
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	80
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	52
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(28)	(50)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(28)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(68)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(109)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(28)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(32)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(37)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(28)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(34)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(40)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Tjlp Interest Rate Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(28)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Tjlp Interest Rate Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(32)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Tjlp Interest Rate Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(37)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(106)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(171)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(47)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(55)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(51)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(61)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Ipca Index Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Ipca Index Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(45)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Ipca Index Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(50)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	600	318
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	600
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	31
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(538)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	600
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	564
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	526
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	600
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	525
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	453
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Forward contract [member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	50	$ 82
Forward contract [member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	50
Forward contract [member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Forward contract [member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(49)
Forward contract [member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	50
Forward contract [member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	48
Forward contract [member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	46
Forward contract [member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	50
Forward contract [member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	46
Forward contract [member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	43
Forward contract [member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Forward contract [member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities